Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations1 [Abstract]
Disclosure of fair value of assets and liabilities arising from acquisitions

($ millions)	2019	2018	2017
Property, plant & equipment	1	1	—
Currently marketed products	—	346	—
Acquired research & development	505	—	178
Deferred tax assets	28	12	8
Inventories	—	3	—
Trade receivables and other current assets	—	2	—
Cash and cash equivalents	6	5	1
Deferred tax liabilities	(121)	(78)	(64)
Trade payables and other liabilities	(1)	(4)	—
Net identifiable assets acquired	418	287	123
Acquired liquidity	(6)	(5)	(1)
Goodwill	6	4	2
Net assets recognized as a result of business combinations	418	286	124